INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME AND MINING TAXES
Income and mining taxes expense (recovery) as per geographic components

	2011	2010	2009
Current provision
Canada	$58,752	$34,217	$1,171
Mexico	3,496	1,942	—
Finland	222	—	—

	62,470	36,159	1,171

Deferred provision (recovery)
Canada	(337,408)	47,083	27,083
Mexico	54,996	18,759	—
Finland	10,269	1,086	(6,754)

	(272,143)	66,928	20,329

	$(209,673)	$103,087	$21,500

Reconciliation of income tax rates

	2011	2010	2009
Combined federal and composite provincial tax rates	27.8%	29.6%	30.9%
Increase (decrease) in tax rates resulting from:
Provincial mining duties	5.9	6.8	16.1
Tax law change	(2.7)	(5.1)	(24.4)
Impact of foreign tax rates	(0.2)	(0.5)	(4.9)
Permanent differences	(1.6)	(4.2)	2.2
Valuation allowance	(0.3)	(0.2)	—
Effect of changes in income tax rates	(2.0)	(2.7)	—

Actual rate as a percentage of pre-tax income	26.9%	23.7%	19.9%

Future income and mining tax assets and liabilities

	2011	2010
	(Assets)/ Liabilities	(Assets)/ Liabilities
Mining properties	$704,379	$966,485
Net operating and capital loss carry forwards	(104,332)	(133,042)
Mining duties	(88,670)	(71,492)
Reclamation provisions	(51,926)	(30,752)
Valuation allowance	39,121	4,855

Deferred income and mining tax liabilities	$498,572	$736,054

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	2011	2010
Unrecognized tax benefits, beginning of year	$1,630	$5,608
Reductions	(430)	(3,978)

Unrecognized tax benefit, end of year	$1,200	$1,630